JNL SERIES TRUST

1 Corporate Way, Lansing, Michigan 48951

(517) 381-5500

October 17, 2012

Securities and Exchange Commission

450 Fifth Street, NW

Judiciary Plaza

Washington, DC 20549

Re:	JNL Series Trust

File Nos. 33-87244 and 811-8894

Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated October 10, 2012, filed pursuant to Rule 497(e), for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund, funds of the above mentioned Trust.

If you have any questions concerning this filing, please contact me at (517) 367-4336.

Very truly yours,

/s/ Susan S. Rhee

Susan S. Rhee

enc.